Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share
3.	Net Loss Per Common Share

The Company calculates earnings (loss) per share using the two-class method, which is an earnings allocation formula that determines earnings per share for Common Stock and participating securities according to dividends declared and non-forfeitable participation rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. Holders of restricted Common Stock were entitled to all cash dividends, when and if declared, and such dividends are non-forfeitable. The participating securities do not have a contractual obligation to share in any losses of the Company. As a result, net losses are not allocated to the participating securities for any periods presented.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, without consideration for Common Stock equivalents. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of Common Stock and Common Stock equivalents outstanding for the period. For purposes of this calculation, Common Stock equivalents are only included in the calculation of diluted net loss per share when the effect is dilutive. During the quarter ended March 31, 2012, the Company did not issue any shares of Common Stock.

A calculation of basic and diluted net loss per share follows:

	For the three months ended March 31,
($ in thousands except share and per share amounts)	2012	2011
Historical net loss per share:
Numerator
Net loss attributed to Common Stockholders	$(6,556)	$(22,543)

Denominator
Weighted-average common shares outstanding—Denominator for basic and diluted net loss per share	18,604,245	4,791,102

Basic and diluted net loss per share attributed to common stockholders	$(0.35)	$(4.71)

The Company’s potential dilutive securities which include convertible preferred stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average Common Stock outstanding used to calculate both basic and diluted net loss per share are the same.

The following shares of potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding, as the effect of including such securities would be antidilutive:

	For the three months ended March 31,
	2012	2011
Series A Convertible Preferred Stock	—	4,357,885
Series B Convertible Preferred Stock	—	2,357,299
Warrants to purchase Common Stock	1,068,800	460,536
Options to purchase Common Stock	1,999,015	1,174,246

	3,067,815	8,349,966

3.	Net Loss Per Common Share

The Company calculates earnings (loss) per share using the two-class method, which is an earnings allocation formula that determines earnings per share for Common Stock and participating securities according to dividends declared and non-forfeitable participation rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. Holders of the Series A Shares were entitled to and did receive in May 2011, a Common Stock dividend equal to 50% of Series A Shares held. Additionally, holders of restricted Common Stock were entitled to all cash dividends, when and if declared, and such dividends are non-forfeitable. The participating securities do not have a contractual obligation to share in any losses of the Company. As a result, net losses are not allocated to the participating securities for any periods presented.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, without consideration for Common Stock equivalents. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of Common Stock and Common Stock equivalents outstanding for the period. For purposes of this calculation, Common Stock equivalents are only included in the calculation of diluted net loss per share when the effect is dilutive. As of November 15, 2011, the Company issued 11,496,186 shares of Common Stock as a result of the conversion of its Series A, Series B and Series C Shares. For the year ended December 31, 2011, a weighted percentage of this Common Stock was included in the common shares outstanding.

A calculation of basic and diluted net loss per share follows:

	For the year ended December 31,
($ in thousands except share and per share amounts)	2011	2010	2009
Historical net loss per share:
Numerator
Net loss	$(36,360)	$(9,982)	$(3,666)
Common Stock dividend to Series A Preferred Stockholders	(5,861)	—	—

Net loss attributed to Common Stockholders	$(42,221)	$(9,982)	$(3,666)

Denominator
Weighted-average common shares outstanding—Denominator for basic and diluted net loss per share	7,662,984	4,453,786	3,612,769

Basic and diluted net loss per share attributed to common stockholders	$(5.51)	$(2.24)	$(1.01)

The Company’s potential dilutive securities which include convertible debt, convertible preferred stock, unvested restricted stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average Common Stock outstanding used to calculate both basic and diluted net loss per share are the same.

The following shares of potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as the effect of including such securities would be antidilutive:

	For the year ended December 31,
	2011	2010	2009
Series A Shares	3,796,733	2,617,243	—
Series B Shares	2,158,935	—	—
Series C Shares	1,966,635	—	—
Unvested restricted Common Stock	—	322,900	1,146,980
Warrants to purchase Common Stock	533,249	261,861	87,002
Warrants to purchase Series C Shares	256,059	—	—
Options to purchase Common Stock	1,479,291	296,112	—

	10,190,902	3,498,116	1,233,982